SCHEDULE OF INCOME LOSS BEFORE PROVISION FOR INCOME TAX (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Income Tax Disclosure [Abstract]
United States	$ (3,793,585)	$ (23,753,863)